EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 14. EARNINGS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to common stockholders for the three and six months periods ended June 30, 2025:

	Three Months Ended	Six Months Ended
	June 30, 2025	June 30, 2025
Basic earnings per share:
Net income	$110,268,109	$102,800,908
Weighted-average common shares outstanding	133,638,081	121,740,904
Basic earnings per share	$0.83	$0.84
Diluted earnings per share:
Net income	$110,268,109	$102,800,908
Weighted-average common shares outstanding	133,638,081	121,740,904
Dilutive effect of common share equivalents	-	-
Weighted-average common shares outstanding, assuming dilution	133,638,081	121,740,904
Diluted earnings per share	$0.83	$0.84

XCF GLOBAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net earnings per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Three Months Ended	Six Months Ended
	June 30, 2025	June 30, 2025
Common stock warrants	17,900,000	17,900,000
RSUs issued and outstanding	2,684,000	2,684,000
Total potential common shares excluded from diluted net earnings per share	20,584,000	20,584,000